UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21778

                     ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.
               (Exact name of registrant as specified in charter)
                                    --------


                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-242-5742

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS




ROBECO-SAGE MULTI-STRATEGY FUND, L.L.C.


Quarterly Report (unaudited)

December 31, 2006

                                               Robeco-Sage Multi-Strategy Fund, L.L.C.

                                                 Schedule of Investments (unaudited)

                                                          December 31, 2006


                                                                                                           %* OF
                                                                                                          MEMBERS'
PORTFOLIO FUND                                                            COST            VALUE           CAPITAL      LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Alson Signature Fund, L.P.                                            $ 1,700,000     $ 1,846,378           3.47%     Quarterly
Amici Qualified Associates, L.P.                                        1,325,000       1,432,245           2.69%     Quarterly
Clovis Capital Partners Institutional, L.P.                             1,600,000       1,691,561           3.18%     Quarterly
Criterion Institutional Partners, L.P.                                  1,300,000       1,559,795           2.93%     Quarterly
Delta Institutional, L.P.                                               1,100,000       1,180,223           2.22%     Quarterly
Highline Capital Partners QP, L.P.                                      1,500,000       1,635,803           3.07%     Quarterly
Ivory Flagship Fund, L.P.                                               1,600,000       1,728,211           3.25%     Quarterly
JL Partners, L.P.                                                       1,000,000       1,079,606           2.03%      Annually
Liberty Square Partners, L.P.                                           1,350,000       1,503,180           2.82%     Quarterly
Renaissance Institutional Equities Fund, LLC                            1,300,000       1,351,203           2.54%      Monthly
Rosehill Japan Fund, L.P.                                                 500,000         446,696           0.84%     Quarterly
Saras Capital Partners, L.P.                                            1,400,000       1,485,663           2.79%     Quarterly
Savannah-Baltimore, L.P.                                                1,150,000       1,251,868           2.35%     Quarterly
Sonar Institutional Fund, L.P.                                            850,000         856,614           1.61%     Quarterly
Stadia Capital Partners (QP), L.P.                                        500,000         532,791           1.00%     Quarterly
Tracer Capital Partners (QP), L.P.                                      1,300,000       1,619,616           3.04%     Quarterly
U Capital Partners, L.P.                                                1,000,000       1,076,778           2.02%     Quarterly
                                                                  ------------------------------------------------
            TOTAL LONG/SHORT EQUITY                                    20,475,000      22,278,231          41.85%
                                                                  ------------------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund, L.P.                             1,200,000       1,322,952           2.49%     Quarterly
Centaurus Alpha Fund, L.P.                                              1,150,000       1,265,795           2.38%      Monthly
CSO US, Ltd.                                                            1,400,000       1,640,422           3.08%     Quarterly
Eton Park Fund, L.P.                                                    1,500,000       1,698,942           3.19%      Annually
Magnetar Capital Fund, L.P.                                               800,000         871,746           1.64%   Semi-Annually
Montrica Global Opportunities Fund, L.P.                                1,400,000       1,437,422           2.70%     Quarterly
Silver Point Capital Fund, L.P.                                         1,500,000       1,583,504           2.97%      Annually
Wexford Credit Opportunities Fund, L.P.                                 1,000,000       1,065,817           2.00%     Quarterly
                                                                  ------------------------------------------------
            TOTAL EVENT DRIVEN                                          9,950,000      10,886,600          20.45%
                                                                  ------------------------------------------------
STRUCTURED CREDIT:
Arx Global High Yield Securities Fund I, L.P.                           1,475,000       1,580,116           2.97%   Semi-Annually
Dune Capital, L.P.                                                      1,000,000       1,129,185           2.12%      Annually
Latigo Fund, L.P.                                                       1,750,000       1,881,262           3.53%     Quarterly
Petra Offshore Fund, L.P.                                               1,100,000       1,173,914           2.21%     Quarterly
                                                                  ------------------------------------------------
            TOTAL STRUCTURED CREDIT                                     5,325,000       5,764,477          10.83%
                                                                  ------------------------------------------------



                                              Robeco-Sage Multi-Strategy Fund, L.L.C.

                                          Schedule of Investments (unaudited) (concluded)

                                                         December 31, 2006

                                                                                                         %* OF
                                                                                                        MEMBERS'
PORTFOLIO FUND                                                         COST            VALUE             CAPITAL      LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------

MACRO:
AQR Absolute Return Institutional Fund, L.P.                       $    1,200,000    $  1,203,304           2.26%     Quarterly
Bridgewater Pure Alpha Trading Company, Ltd.                            1,750,000       1,798,291           3.38%      Monthly
The Grossman Global Macro Hedge Fund, LLC                                 300,000         272,570           0.51%      Monthly
Wexford Spectrum Fund, L.P.                                             1,300,000       1,323,943           2.49%     Quarterly
                                                                  ------------------------------------------------
            TOTAL MACRO                                                 4,550,000       4,598,108           8.64%
                                                                  ------------------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund, LLC                     800,000         927,380           1.74%     Quarterly
The Drake Absolute Return Fund, L.P.                                      600,000         713,743           1.34%     Quarterly
Peloton Multi-Strategy Fund, L.P.                                         800,000         856,241           1.61%     Quarterly
                                                                  ------------------------------------------------
            TOTAL FIXED INCOME RELATIVE VALUE                           2,200,000       2,497,364           4.69%
                                                                  ------------------------------------------------
DISTRESSED:
Anchorage Capital Partners, L.P.                                        1,300,000       1,483,100           2.79%     Bi-Annually
Greywolf Capital Partners II, L.P.                                        750,000         859,967           1.61%      Annually
                                                                  ------------------------------------------------
            TOTAL DISTRESSED                                            2,050,000       2,343,067           4.40%
                                                                  ------------------------------------------------
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short, LLC              1,850,000       1,988,709           3.73%      Monthly
                                                                  ---------------- --------------- ---------------
MULTI-STRATEGY RELATIVE VALUE:
Tempo Fund, LLC                                                         1,800,000       1,926,620           3.62%     Quarterly
                                                                  ------------------------------------------------
            TOTAL PORTFOLIO FUNDS                                     $48,200,000     $52,283,176          98.21%
                                                                  ================================================




*Percentages are based on Members' Capital of $53,236,164.

At December 31, 2006, the aggregate cost of investments for tax purposes was $48,200,000. Net unrealized appreciation on investments for tax purposes was $4,083,176 consisting of $4,163,909 of gross unrealized appreciation and ($80,733) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.21% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Robeco-Sage Multi-Strategy Fund, L.L.C.


By (Signature and Title)*                /s/ Timothy J. Stewart
                                         --------------------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: February 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                /s/ Timothy J. Stewart
                                         --------------------------------
                                         Timothy J. Stewart
                                         Chief Executive Officer

Date: February 26, 2007


By (Signature and Title)*                /s/ Roland Toppen
                                         --------------------------------
                                         Roland Toppen
                                         Chief Financial Officer

Date: February 26, 2007

* Print the name and title of each signing officer under his or her signature.